The Gabelli Growth Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.4%
	TECHNOLOGY - HARDWARE AND EQUIPMENT — 21.5%
66,000	Analog Devices Inc.	$10,235,280
734,400	Apple Inc.	89,706,960
115,600	Applied Materials Inc.	15,444,160
22,400	ASML Holding NV	13,828,864
17,000	Cree Inc.†	1,838,210
34,000	KLA Corp.	11,233,600
19,900	Lam Research Corp.	11,845,276
48,100	NVIDIA Corp.	25,682,033
39,500	NXP Semiconductors NV	7,952,930
109,000	QUALCOMM Inc.	14,452,310
57,000	Teradyne Inc.	6,935,760

		209,155,383

	CONSUMER DISCRETIONARY — 19.5%
84,000	Activision Blizzard Inc.	7,812,000
22,600	Amazon.com Inc.†	69,926,208
101,000	Aptiv plc†	13,927,900
51,500	Netflix Inc.†	26,865,490
112,000	NIKE Inc., Cl. B	14,883,680
54,500	Take-Two Interactive Software Inc.†	9,630,150
45,300	The Estee Lauder Companies Inc., Cl. A	13,175,505
102,000	The Walt Disney Co.†	18,821,040
266,000	Uber Technologies Inc.†	14,499,660

		189,541,633

	TECHNOLOGY - COMPUTER SERVICES — 14.7%
17,100	Alphabet Inc., Cl. A†	35,269,092
10,945	Alphabet Inc., Cl. C†	22,641,155
145,000	Cloudflare Inc., Cl. A†	10,187,700
168,500	Facebook Inc., Cl. A†	49,628,305
31,800	ServiceNow Inc.†	15,903,498
43,170	Snowflake Inc., Cl. A†	9,898,018

		143,527,768

	INDUSTRIALS — 14.0%
156,000	Emerson Electric Co.	14,074,320
76,200	Mastercard Inc., Cl. A	27,131,010
45,000	Parker-Hannifin Corp.	14,194,350
112,700	PayPal Holdings Inc.†	27,368,068
24,400	The Sherwin-Williams Co.	18,007,444
186,000	Trimble Inc.†	14,468,940
99,100	Visa Inc., Cl. A	20,982,443

		136,226,575

	TECHNOLOGY - SOFTWARE — 13.9%
40,900	Adobe Inc.†	19,442,633

Shares		Market Value
52,000	CrowdStrike Holdings Inc., Cl. A†	$9,490,520
413,300	Microsoft Corp.	97,443,741
20,500	Zoom Video Communications Inc., Cl. A†	6,586,445
46,000	ZoomInfo Technologies Inc., Cl. A†	2,249,400

		135,212,739

	FINANCIALS — 6.3%
15,400	BlackRock Inc.	11,610,984
284,000	Morgan Stanley	22,055,440
16,000	MSCI Inc.	6,708,480
65,100	The Goldman Sachs Group Inc.	21,287,700

		61,662,604

	HEALTH CARE — 6.3%
60,400	Danaher Corp	13,594,832
98,800	Edwards Lifesciences Corp.†	8,263,632
10,600	Illumina Inc.†	4,071,036
9,700	Intuitive Surgical Inc.†	7,167,718
74,000	Medtronic plc	8,741,620
13,700	Teladoc Health Inc.†	2,489,975
21,100	Thermo Fisher Scientific Inc.	9,629,618
45,800	Zoetis Inc.	7,212,584

		61,171,015

	UTILITIES — 1.7%
99,600	NextEra Energy Inc.	7,530,756
129,898	NextEra Energy Partners LP	9,466,966

		16,997,722

	TELECOMMUNICATIONS — 0.5%
15,900	Roku Inc.†	5,179,743

	TOTAL COMMON STOCKS	958,675,182

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.6%
$15,112,000	U.S. Treasury Bills,
	0.002% to 0.040%††,
	04/08/21 to 09/23/21	15,111,016

	TOTAL INVESTMENTS — 100.0%
	(Cost $473,901,969)	$973,786,198

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

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